Capital Income Builder®
Investment portfolio
January 31, 2022
unaudited
Common stocks 78.14% Financials 16.90%	Shares	Value (000)
Toronto-Dominion Bank (CAD denominated)	19,977,624	$1,600,064
Zurich Insurance Group AG1	3,250,086	1,551,940
JPMorgan Chase & Co.	8,186,092	1,216,453
CME Group, Inc., Class A	5,019,168	1,151,899
PNC Financial Services Group, Inc.	5,394,781	1,111,271
Münchener Rückversicherungs-Gesellschaft AG1	3,043,486	954,546
DNB Bank ASA[1]	26,715,932	635,461
ING Groep NV1	40,919,652	604,078
Morgan Stanley	5,722,721	586,808
Power Corporation of Canada, subordinate voting shares	16,459,500	529,076
Intesa Sanpaolo SpA[1]	168,975,117	499,499
Principal Financial Group, Inc.	6,312,000	461,155
Great-West Lifeco, Inc. (CAD denominated)	14,617,500	456,642
Hong Kong Exchanges and Clearing, Ltd.[1]	7,656,890	432,137
Ping An Insurance (Group) Company of China, Ltd., Class H1	46,664,200	365,715
Ping An Insurance (Group) Company of China, Ltd., Class A1	8,333,145	65,871
KeyCorp	17,134,300	429,386
KBC Groep NV1	4,586,559	398,133
DBS Group Holdings, Ltd.[1]	14,815,629	388,116
American International Group, Inc.	6,491,864	374,905
Swedbank AB, Class A1	17,606,755	344,661
Truist Financial Corp.	4,945,439	310,672
Kaspi.kz JSC[1,2]	3,156,042	270,634
Tryg A/S1	11,066,626	261,242
B3 SA-Brasil, Bolsa, Balcao	94,751,330	260,874
East West Bancorp, Inc.	2,575,200	222,343
Webster Financial Corp.	3,825,079	217,303
BlackRock, Inc.	260,800	214,623
AIA Group, Ltd.[1]	18,802,600	195,308
Citizens Financial Group, Inc.	3,587,962	184,672
OneMain Holdings, Inc.[3]	3,453,135	178,389
Travelers Companies, Inc.	1,001,700	166,463
National Bank of Canada	2,053,000	164,253
Moscow Exchange MICEX-RTS PJSC[1]	85,235,374	160,446
China Merchants Bank Co., Ltd., Class H1	17,028,000	142,274
State Street Corp.	1,415,000	133,718
Franklin Resources, Inc.	3,799,500	121,470
China Pacific Insurance (Group) Co., Ltd., Class H1	38,356,545	116,540
PICC Property and Casualty Co., Ltd., Class H1	125,146,000	116,335
U.S. Bancorp	1,975,112	114,932
BNP Paribas SA1	1,607,000	114,840
Euronext NV1	999,658	96,248
Citigroup, Inc.	1,460,000	95,075
Everest Re Group, Ltd.	327,827	92,906
Sberbank of Russia PJSC (ADR)[1]	5,513,361	77,487
TPG, Inc., Class A3,4	2,282,263	76,616
Capital Income Builder — Page 1 of 33

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Marsh & McLennan Companies, Inc.	476,909	$73,272
Discover Financial Services	593,812	68,734
UBS Group AG1	3,440,042	63,782
Banco Santander, SA1	18,170,300	63,692
Wells Fargo & Company	904,400	48,657
EFG International AG1	5,877,438	44,940
Vontobel Holding AG1,3	534,598	44,353
UniCredit SpA[1]	2,350,394	37,074
Blackstone, Inc., nonvoting shares	238,622	31,491
Cullen/Frost Bankers, Inc.	196,700	27,737
SouthState Corp.	273,800	23,111
Skandinaviska Enskilda Banken AB, Class A1	1,311,425	16,907
IIFL Wealth Management, Ltd.[1]	760,130	16,307
CaixaBank, SA1,3	4,796,083	15,407
Jonah Energy Parent LLC[1,3,5]	1,631	70
		18,839,013
Information technology 9.92%
Broadcom, Inc.	6,243,497	3,657,940
Microsoft Corp.	7,667,272	2,384,368
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	54,857,456	1,249,268
Intel Corp.	9,416,632	459,720
NetApp, Inc.	4,350,164	376,333
MediaTek, Inc.[1]	9,288,000	362,145
Automatic Data Processing, Inc.	1,536,400	316,760
Vanguard International Semiconductor Corp.[1]	60,022,249	292,905
GlobalWafers Co., Ltd.[1]	10,015,660	287,950
Apple, Inc.	1,585,456	277,106
Paychex, Inc.	2,067,599	243,481
KLA Corp.	607,414	236,448
Texas Instruments, Inc.	1,087,834	195,255
QUALCOMM, Inc.	918,631	161,459
Tokyo Electron, Ltd.[1]	314,000	152,628
Western Union Company	6,010,700	113,662
Fidelity National Information Services, Inc.	877,955	105,284
Tripod Technology Corp.[1]	13,300,000	61,842
International Business Machines Corp.	227,619	30,403
BE Semiconductor Industries NV1	326,200	27,622
SINBON Electronics Co., Ltd.[1]	2,698,000	26,389
SAP SE1	203,332	25,175
FDM Group (Holdings) PLC[1]	1,201,600	17,438
		11,061,581
Consumer staples 9.74%
Philip Morris International, Inc.	26,562,298	2,731,932
British American Tobacco PLC[1]	36,481,759	1,552,695
British American Tobacco PLC (ADR)	5,339,964	229,458
Nestlé SA1	6,576,137	847,216
PepsiCo, Inc.	4,748,580	823,974
General Mills, Inc.	9,525,663	654,223
Kimberly-Clark Corp.	4,356,644	599,692
Altria Group, Inc.	10,974,861	558,401
Unilever PLC (GBP denominated)[1]	7,748,456	393,937
Carlsberg A/S, Class B1	1,953,683	315,863
Keurig Dr Pepper, Inc.	7,743,000	293,847
Capital Income Builder — Page 2 of 33

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Danone SA1	4,609,166	$287,148
Coca-Cola Company	4,645,585	283,427
ITC, Ltd.[1]	92,963,836	275,847
Imperial Brands PLC[1]	11,432,697	270,213
Anheuser-Busch InBev SA/NV1	2,456,583	154,777
Kraft Heinz Company	2,880,637	103,127
Procter & Gamble Company	602,921	96,739
Mondelez International, Inc.	1,289,056	86,405
Vector Group, Ltd.	6,328,252	70,307
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	8,358,985	50,247
Wuliangye Yibin Co., Ltd., Class A1	1,569,956	48,880
Reckitt Benckiser Group PLC[1]	602,632	48,872
Scandinavian Tobacco Group A/S1	1,402,300	30,226
Viscofan, SA, non-registered shares[1]	484,500	29,380
Hilton Food Group PLC[1]	1,776,500	24,921
		10,861,754
Health care 7.77%
Gilead Sciences, Inc.	23,751,678	1,631,265
AbbVie, Inc.	8,955,900	1,225,973
Amgen, Inc.	5,323,361	1,209,148
GlaxoSmithKline PLC[1]	40,848,058	903,970
Medtronic PLC	7,294,866	754,946
Novartis AG1	7,970,723	693,002
Abbott Laboratories	5,414,500	690,132
AstraZeneca PLC[1]	5,303,753	615,436
UnitedHealth Group, Inc.	695,945	328,883
Roche Holding AG, nonvoting non-registered shares[1]	570,728	220,681
Hikma Pharmaceuticals PLC[1]	5,854,600	164,533
Royalty Pharma PLC, Class A	3,759,287	150,409
Merck & Co., Inc.	702,500	57,240
Koninklijke Philips NV (EUR denominated)[1]	310,789	10,311
Organon & Co.	70,250	2,242
		8,658,171
Utilities 6.85%
Dominion Energy, Inc.	10,120,293	816,303
National Grid PLC[1]	49,778,095	727,293
Enel SpA[1]	90,057,240	690,443
DTE Energy Company	5,618,800	676,672
Exelon Corp.	10,953,387	634,749
E.ON SE1	41,148,640	565,095
Power Grid Corporation of India, Ltd.[1]	181,618,289	523,347
Iberdrola, SA, non-registered shares[1,3]	41,313,196	477,242
Southern Co.	5,832,500	405,300
Duke Energy Corp.	3,012,000	316,441
Public Service Enterprise Group, Inc.	4,404,121	293,006
Engie SA1	14,792,126	226,632
ENGIE SA, bonus dividend[1]	3,818,624	58,506
Entergy Corp.	2,398,956	268,131
AES Corp.	11,041,321	244,897
Edison International	3,781,914	237,466
SSE PLC[1]	6,716,533	143,464
Sempra Energy	716,932	99,051
CenterPoint Energy, Inc.	2,455,400	69,635
Capital Income Builder — Page 3 of 33

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Centrica PLC[1,3]	64,659,813	$63,458
Power Assets Holdings, Ltd.[1]	9,434,000	58,029
CMS Energy Corp.	352,820	22,715
Evergy, Inc.	187,303	12,167
NextEra Energy, Inc.	128,036	10,002
		7,640,044
Real estate 6.66%
Crown Castle International Corp. REIT	13,253,840	2,418,958
VICI Properties, Inc. REIT[4,6]	41,968,428	1,201,136
Digital Realty Trust, Inc. REIT	4,767,856	711,507
Gaming and Leisure Properties, Inc. REIT	9,202,864	415,785
Link Real Estate Investment Trust REIT[1]	40,512,593	347,394
Federal Realty Investment Trust REIT	2,500,000	318,725
MGM Growth Properties LLC REIT, Class A	7,528,878	292,723
TAG Immobilien AG1,6	7,532,760	197,551
CK Asset Holdings, Ltd.[1]	28,272,934	188,295
Charter Hall Group REIT[1]	13,076,087	156,645
Equinix, Inc. REIT	205,490	148,960
Longfor Group Holdings, Ltd.[1]	23,067,500	137,928
American Tower Corp. REIT	510,898	128,491
Embassy Office Parks REIT[1]	21,328,000	105,648
Powergrid Infrastructure Investment Trust[1,6]	59,148,100	101,478
Mindspace Business Parks REIT[1]	21,491,600	98,999
CTP NV1	4,563,062	92,882
Alexandria Real Estate Equities, Inc. REIT	472,920	92,144
Americold Realty Trust REIT	2,889,800	82,215
Boston Properties, Inc. REIT	647,000	72,516
Sun Hung Kai Properties, Ltd.[1]	5,568,353	67,813
PSP Swiss Property AG1	217,600	26,364
Douglas Elliman, Inc.[3]	3,164,126	24,554
		7,428,711
Energy 5.55%
TC Energy Corp. (CAD denominated)	19,065,787	984,524
TC Energy Corp.	4,786,599	247,228
Canadian Natural Resources, Ltd. (CAD denominated)	22,325,875	1,135,658
Chevron Corp.	7,999,908	1,050,628
EOG Resources, Inc.	4,984,436	555,665
ConocoPhillips	5,273,497	467,337
Gazprom PJSC (ADR)[1]	43,337,690	378,732
TotalEnergies SE1	5,798,324	328,428
Shell PLC[1,3]	7,196,800	184,877
Shell PLC, Class B (ADR)	738,100	37,938
BP PLC[1]	37,787,251	194,918
Enbridge, Inc. (CAD denominated)	4,457,700	188,457
Equitrans Midstream Corp.	18,872,981	153,060
Schlumberger, Ltd.	3,258,133	127,295
Exxon Mobil Corp.	1,267,600	96,287
Petronet LNG, Ltd.[1]	10,248,279	29,446
Baker Hughes Co., Class A	739,500	20,292
Diamond Offshore Drilling, Inc.[3]	536,712	2,979
Diamond Offshore Drilling, Inc.[1,2,3]	187,562	947
		6,184,696
Capital Income Builder — Page 4 of 33

unaudited
Common stocks (continued) Industrials 4.75%	Shares	Value (000)
Raytheon Technologies Corp.	18,742,077	$1,690,348
Lockheed Martin Corp.	1,217,324	473,697
RELX PLC[1]	10,462,917	320,702
Kone OYJ, Class B1	4,509,800	293,198
BAE Systems PLC[1]	37,159,152	289,932
Singapore Technologies Engineering, Ltd.[1]	100,226,700	277,371
VINCI SA1	2,343,943	256,409
Trinity Industries, Inc.[6]	7,712,016	221,566
BOC Aviation, Ltd.[1]	26,005,456	218,378
ABB, Ltd.[1]	6,292,066	217,472
Honeywell International, Inc.	981,505	200,698
Union Pacific Corp.	532,547	130,234
Compañia de Distribución Integral Logista Holdings, SA, non-registered shares[1]	5,015,200	101,562
CCR SA, ordinary nominative shares	41,229,778	100,937
LIXIL Corp.[1]	3,839,900	88,028
United Parcel Service, Inc., Class B	411,900	83,290
Ventia Services Group Pty, Ltd.[1,3,4,6]	48,847,735	76,000
Grupo Aeroportuario del Pacífico, SAB de CV, Class B3	4,991,330	68,625
General Dynamics Corp.	224,400	47,595
Waste Management, Inc.	195,011	29,338
L3Harris Technologies, Inc.	112,066	23,454
Norfolk Southern Corp.	86,215	23,450
Melrose Industries PLC[1]	11,230,258	22,863
Sulzer AG1,3	237,832	22,712
Atlas Corp.[4]	1,321,800	19,113
		5,296,972
Materials 3.81%
Vale SA, ordinary nominative shares (ADR)	45,822,331	695,583
Vale SA, ordinary nominative shares	26,552,817	404,385
BHP Group, Ltd. (CDI)[1,3]	23,570,424	743,996
Rio Tinto PLC[1]	9,453,086	665,963
LyondellBasell Industries NV	4,533,365	438,512
Air Products and Chemicals, Inc.	1,029,933	290,565
Evonik Industries AG1	4,972,487	160,863
Dow, Inc.	2,562,958	153,085
BASF SE1	1,925,521	146,234
Fortescue Metals Group, Ltd.[1]	10,000,000	141,589
Linde PLC	299,307	95,383
Celanese Corp.	570,784	88,877
Asahi Kasei Corp.[1]	8,589,800	84,460
UPM-Kymmene Oyj[1,3]	1,766,300	64,343
Nexa Resources SA	4,624,901	38,340
WestRock Co.	662,600	30,586
		4,242,764
Communication services 3.70%
Comcast Corp., Class A	24,186,669	1,209,091
BCE, Inc.	11,315,661	591,087
SoftBank Corp.[1]	43,166,748	540,480
Verizon Communications, Inc.	7,403,006	394,062
Koninklijke KPN NV1	108,510,467	357,176
HKT Trust and HKT, Ltd., units[1]	191,081,060	260,524
TELUS Corp.	8,448,791	198,799
WPP PLC[1]	10,313,598	161,032
Capital Income Builder — Page 5 of 33

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Nippon Telegraph and Telephone Corp.[1]	3,629,700	$103,440
ITV PLC[1,3]	53,372,812	81,450
Omnicom Group, Inc.	931,500	70,198
Indus Towers, Ltd.[1]	18,916,173	64,108
ProSiebenSat.1 Media SE1	3,562,000	55,154
Vodafone Group PLC[1]	12,232,124	21,521
HKBN, Ltd.[1]	11,727,634	14,749
		4,122,871
Consumer discretionary 2.49%
McDonald’s Corp.	1,815,766	471,100
Midea Group Co., Ltd., Class A1	32,149,322	373,835
Industria de Diseño Textil, SA1	9,487,077	286,648
Home Depot, Inc.	721,577	264,804
Starbucks Corp.	2,037,274	200,305
Kering SA1	259,128	193,474
Hasbro, Inc.	2,061,835	190,678
VF Corp.	2,370,028	154,549
Cie. Financière Richemont SA, Class A1	1,029,301	149,269
YUM! Brands, Inc.	902,600	112,978
LVMH Moët Hennessy-Louis Vuitton SE1	132,018	108,550
Darden Restaurants, Inc.	764,696	106,958
Sands China, Ltd.[1,3]	15,749,330	44,181
Thule Group AB1	505,811	24,313
Inchcape PLC[1]	2,093,100	23,848
Fielmann AG1,3	368,400	23,358
OPAP SA1	1,551,400	23,020
Kindred Group PLC (SDR)[1]	1,933,000	22,449
		2,774,317
Total common stocks (cost: $62,069,704,000)		87,110,894
Preferred securities 0.17% Information technology 0.16%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	3,216,480	180,286
Financials 0.01%
CoBank, ACB, Class E, 1.411% noncumulative preferred shares[2]	13,000	10,562
Total preferred securities (cost: $146,711,000)		190,848
Rights & warrants 0.00% Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[3]	684,470	702
Total rights & warrants (cost: $0)		702
Investment funds 2.61%
Capital Group Central Corporate Bond Fund[6]	303,272,099	2,914,445
Total investment funds (cost: $3,071,052,000)		2,914,445
Capital Income Builder — Page 6 of 33

unaudited
Convertible stocks 1.04% Information technology 0.37%	Shares	Value (000)
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	226,317	$414,527
Utilities 0.33%
NextEra Energy, Inc., convertible preferred units, 4.872% 2022	1,975,000	114,866
NextEra Energy, Inc., convertible preferred units, 6.219% 2023	854,800	43,928
AES Corp., convertible preferred units, 6.875% 2024	913,000	83,129
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	938,000	49,789
American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	432,600	21,911
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	609,350	62,166
		375,789
Health care 0.24%
Danaher Corp., Series B, cumulative convertible preferred shares, 0% 2023[4]	171,750	265,216
Industrials 0.07%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022[4]	749,200	78,194
Consumer discretionary 0.03%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	197,211	30,721
Total convertible stocks (cost: $854,863,000)		1,164,447
Convertible bonds & notes 0.05% Consumer discretionary 0.05%	Principal amount (000)
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023	$40,000	51,029
Total convertible bonds & notes (cost: $40,184,000)		51,029
Bonds, notes & other debt instruments 15.10% U.S. Treasury bonds & notes 8.61% U.S. Treasury 5.81%
U.S. Treasury 7.25% 2022	182,500	189,073
U.S. Treasury 7.625% 2022	39,700	41,878
U.S. Treasury 6.25% 2023	350,000	377,994
U.S. Treasury 7.125% 2023	299,800	319,339
U.S. Treasury 7.50% 2024[7]	331,274	387,619
U.S. Treasury 2.875% 2025	100,000	104,824
U.S. Treasury 6.875% 2025	145,145	172,326
U.S. Treasury 7.625% 2025	250,000	296,753
U.S. Treasury 0.875% 2026	680,000	657,892
U.S. Treasury 1.125% 2026	616,000	602,399
U.S. Treasury 6.00% 2026	206,000	242,133
U.S. Treasury 6.50% 2026	178,000	218,177
U.S. Treasury 6.75% 2026	35,000	42,881
U.S. Treasury 2.25% 2027	75	77
U.S. Treasury 6.125% 2027[7]	317,000	395,069
U.S. Treasury 6.375% 2027	85,000	106,276
U.S. Treasury 6.625% 2027	65,000	80,685
U.S. Treasury 1.25% 2028	284,000	276,143
U.S. Treasury 2.875% 2028	160,000	171,276
Capital Income Builder — Page 7 of 33

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 5.25% 2028	$89,000	$109,142
U.S. Treasury 5.50% 2028	140,000	172,579
U.S. Treasury 5.25% 2029	25,000	30,836
U.S. Treasury 6.125% 2029	30,000	39,365
U.S. Treasury 6.25% 2030[7]	193,000	260,359
U.S. Treasury 1.125% 2040	228,288	192,421
U.S. Treasury 2.50% 2046	29,300	31,012
U.S. Treasury 2.875% 2046	20,300	23,016
U.S. Treasury 3.00% 2047	116,000	134,887
U.S. Treasury 2.875% 2049	41,800	48,278
U.S. Treasury 3.00% 2049	228,388	269,262
U.S. Treasury 1.375% 2050	77,000	64,533
U.S. Treasury 1.625% 2050[7]	372,000	331,610
U.S. Treasury 1.875% 2051	50,000	47,295
U.S. Treasury 2.00% 2051	40,000	38,979
		6,476,388
U.S. Treasury inflation-protected securities 2.80%
U.S. Treasury Inflation-Protected Security 0.125% 2023[8]	286,668	294,662
U.S. Treasury Inflation-Protected Security 0.375% 2023[8]	224,807	234,951
U.S. Treasury Inflation-Protected Security 0.625% 2023[8]	300,214	311,936
U.S. Treasury Inflation-Protected Security 0.125% 2024[8]	505,818	533,970
U.S. Treasury Inflation-Protected Security 0.125% 2024[8]	435,906	460,348
U.S. Treasury Inflation-Protected Security 0.50% 2024[8]	139,985	147,833
U.S. Treasury Inflation-Protected Security 0.625% 2024[8]	228,601	241,154
U.S. Treasury Inflation-Protected Security 0.25% 2025[8]	49,345	52,302
U.S. Treasury Inflation-Protected Security 0.125% 2026[8]	211,832	225,075
U.S. Treasury Inflation-Protected Security 0.50% 2028[8]	140,830	154,090
U.S. Treasury Inflation-Protected Security 0.125% 2031[8]	186,823	203,100
U.S. Treasury Inflation-Protected Security 2.125% 2041[8]	939	1,377
U.S. Treasury Inflation-Protected Security 1.00% 2049[8]	148,762	195,622
U.S. Treasury Inflation-Protected Security 0.25% 2050[8]	3,135	3,482
U.S. Treasury Inflation-Protected Security 0.125% 2051[8]	55,826	60,424
		3,120,326
Total U.S. Treasury bonds & notes		9,596,714
Mortgage-backed obligations 3.39% Federal agency mortgage-backed obligations 2.68%
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 1.95% 2026[2,9,10]	1,121	1,117
Fannie Mae Pool #AA8755 4.50% 2024[9]	939	977
Fannie Mae Pool #AA8211 4.50% 2024[9]	167	173
Fannie Mae Pool #930337 6.00% 2024[9]	2	2
Fannie Mae Pool #AX9959 3.50% 2029[9]	269	282
Fannie Mae Pool #BA2999 3.50% 2030[9]	312	327
Fannie Mae Pool #MA3438 3.50% 2033[9]	353	370
Fannie Mae Pool #CA1299 3.50% 2033[9]	121	128
Fannie Mae Pool #683351 5.50% 2033[9]	100	110
Fannie Mae Pool #CA4490 3.50% 2034[9]	655	688
Fannie Mae Pool #MA3658 3.50% 2034[9]	468	490
Fannie Mae Pool #903076 6.00% 2036[9]	1,838	2,116
Fannie Mae Pool #902164 6.00% 2036[9]	1,470	1,668
Fannie Mae Pool #887695 6.00% 2036[9]	1,225	1,408
Fannie Mae Pool #902503 6.00% 2036[9]	835	961
Capital Income Builder — Page 8 of 33

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #894308 6.00% 2036[9]	$174	$191
Fannie Mae Pool #AS9772 3.50% 2037[9]	40	42
Fannie Mae Pool #AD0249 5.50% 2037[9]	130	146
Fannie Mae Pool #256960 6.50% 2037[9]	442	505
Fannie Mae Pool #256845 6.50% 2037[9]	85	98
Fannie Mae Pool #966172 7.00% 2037[9]	193	216
Fannie Mae Pool #963269 5.50% 2038[9]	1,285	1,462
Fannie Mae Pool #963454 5.50% 2038[9]	1,156	1,315
Fannie Mae Pool #963796 5.50% 2038[9]	409	462
Fannie Mae Pool #963341 5.50% 2038[9]	306	348
Fannie Mae Pool #970772 5.50% 2038[9]	49	54
Fannie Mae Pool #929964 6.00% 2038[9]	620	713
Fannie Mae Pool #257137 7.00% 2038[9]	26	30
Fannie Mae Pool #AE0392 5.50% 2039[9]	77	88
Fannie Mae Pool #AE8073 4.00% 2040[9]	252	273
Fannie Mae Pool #AL0152 6.00% 2040[9]	4,274	4,918
Fannie Mae Pool #AB4050 4.00% 2041[9]	443	481
Fannie Mae Pool #AJ4189 4.00% 2041[9]	284	308
Fannie Mae Pool #AJ4154 4.00% 2041[9]	245	265
Fannie Mae Pool #AJ0257 4.00% 2041[9]	87	93
Fannie Mae Pool #AL1571 5.00% 2041[9]	3,266	3,669
Fannie Mae Pool #AL0913 6.00% 2041[9]	3,084	3,548
Fannie Mae Pool #AO6721 4.00% 2042[9]	11,811	12,812
Fannie Mae Pool #AJ9165 4.00% 2042[9]	6,390	6,930
Fannie Mae Pool #AL2745 4.00% 2042[9]	1,923	2,085
Fannie Mae Pool #890445 4.00% 2042[9]	1,459	1,581
Fannie Mae Pool #AO1820 4.00% 2042[9]	1,142	1,238
Fannie Mae Pool #890407 4.00% 2042[9]	670	726
Fannie Mae Pool #AS0831 4.50% 2043[9]	600	646
Fannie Mae Pool #AX2782 4.00% 2044[9]	3,175	3,415
Fannie Mae Pool #AW4026 4.00% 2044[9]	2,887	3,118
Fannie Mae Pool #AW4156 4.00% 2044[9]	2,210	2,381
Fannie Mae Pool #AY1313 4.00% 2045[9]	6,076	6,571
Fannie Mae Pool #AL8522 3.50% 2046[9]	1,098	1,164
Fannie Mae Pool #AS7759 4.00% 2046[9]	16,165	17,433
Fannie Mae Pool #AS7939 4.00% 2046[9]	11,883	12,795
Fannie Mae Pool #AS6840 4.00% 2046[9]	7,700	8,315
Fannie Mae Pool #AS7760 4.00% 2046[9]	7,140	7,694
Fannie Mae Pool #AS7598 4.00% 2046[9]	6,961	7,481
Fannie Mae Pool #BC4712 4.00% 2046[9]	6,758	7,259
Fannie Mae Pool #BC4801 4.00% 2046[9]	4,186	4,496
Fannie Mae Pool #BC8719 4.00% 2046[9]	2,810	3,021
Fannie Mae Pool #BD1967 4.00% 2046[9]	2,424	2,601
Fannie Mae Pool #AL9190 4.00% 2046[9]	2,209	2,374
Fannie Mae Pool #BC8720 4.00% 2046[9]	2,141	2,310
Fannie Mae Pool #BD5477 4.00% 2046[9]	51	54
Fannie Mae Pool #MA2691 4.50% 2046[9]	1,310	1,427
Fannie Mae Pool #AS9313 4.00% 2047[9]	5,506	5,924
Fannie Mae Pool #BJ1668 4.00% 2047[9]	3,714	4,010
Fannie Mae Pool #MA3058 4.00% 2047[9]	3,735	3,978
Fannie Mae Pool #BH2491 4.00% 2047[9]	2,930	3,132
Fannie Mae Pool #BE3229 4.00% 2047[9]	2,093	2,244
Fannie Mae Pool #MA3211 4.00% 2047[9]	704	750
Fannie Mae Pool #MA2907 4.00% 2047[9]	36	38
Capital Income Builder — Page 9 of 33

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BD7165 4.00% 2047[9]	$32	$35
Fannie Mae Pool #AS9454 4.00% 2047[9]	26	27
Fannie Mae Pool #BM4187 4.50% 2047[9]	20,520	22,531
Fannie Mae Pool #CA0243 4.50% 2047[9]	20,575	22,166
Fannie Mae Pool #CA2157 4.00% 2048[9]	26,452	28,349
Fannie Mae Pool #CA2033 4.00% 2048[9]	12,175	13,011
Fannie Mae Pool #MA3384 4.00% 2048[9]	142	151
Fannie Mae Pool #MA3357 4.00% 2048[9]	5	5
Fannie Mae Pool #BJ2751 4.50% 2048[9]	11,373	12,179
Fannie Mae Pool #CA2204 4.50% 2048[9]	10,126	10,793
Fannie Mae Pool #BK4872 4.50% 2048[9]	4,334	4,640
Fannie Mae Pool #CA2493 4.50% 2048[9]	899	964
Fannie Mae Pool #BO2264 3.00% 2049[9]	12,495	12,911
Fannie Mae Pool #FM1262 4.00% 2049[9]	22,397	23,781
Fannie Mae Pool #CA4819 4.00% 2049[9]	10,564	11,290
Fannie Mae Pool #FM2675 4.00% 2049[9]	7,727	8,241
Fannie Mae Pool #BF0320 5.50% 2049[9]	15,675	17,831
Fannie Mae Pool #FM2872 3.00% 2050[9]	42,081	43,471
Fannie Mae Pool #CA5216 3.00% 2050[9]	19,096	19,666
Fannie Mae Pool #BO6274 3.00% 2050[9]	18,478	19,093
Fannie Mae Pool #CA5226 3.00% 2050[9]	8,367	8,609
Fannie Mae Pool #FM2676 4.00% 2050[9]	7,567	8,087
Fannie Mae Pool #FM9632 3.00% 2051[9]	48,613	50,163
Fannie Mae Pool #CB2414 3.00% 2051[9]	23,320	24,278
Fannie Mae Pool #FM9631 3.00% 2051[9]	20,485	21,216
Fannie Mae Pool #BF0145 3.50% 2057[9]	37,104	39,819
Fannie Mae Pool #BF0379 3.50% 2059[9]	93,577	100,409
Fannie Mae Pool #BF0339 5.00% 2059[9]	42,975	49,866
Fannie Mae Pool #BF0342 5.50% 2059[9]	31,296	35,835
Fannie Mae Pool #BF0497 3.00% 2060[9]	19,709	20,529
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[9]	276	302
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 0.388% 2036[9,10]	682	685
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[9]	34	38
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[9]	45	54
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[9,10]	2,862	2,985
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[9]	670	606
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[9]	389	367
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[9]	155	143
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[9]	88	82
Freddie Mac Pool #G13173 5.50% 2023[9]	36	37
Freddie Mac Pool #ZK3460 3.50% 2026[9]	33	35
Freddie Mac Pool #RD5008 3.50% 2029[9]	248	259
Freddie Mac Pool #ZS7148 3.50% 2030[9]	12	12
Freddie Mac Pool #V62089 3.50% 2033[9]	363	382
Freddie Mac Pool #ZS8716 3.50% 2033[9]	292	306
Freddie Mac Pool #G18723 3.50% 2034[9]	4,948	5,195
Freddie Mac Pool #ZT1799 3.50% 2034[9]	686	720
Freddie Mac Pool #J40379 3.50% 2034[9]	79	83
Freddie Mac Pool #QN3000 1.50% 2035[9]	221	218
Freddie Mac Pool #ZA2505 3.50% 2038[9]	369	385
Freddie Mac Pool #A76884 5.00% 2038[9]	258	281
Freddie Mac Pool #G04697 5.50% 2038[9]	1,094	1,245
Freddie Mac Pool #A87873 5.00% 2039[9]	4,030	4,532
Freddie Mac Pool #G06061 4.00% 2040[9]	609	661
Capital Income Builder — Page 10 of 33

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G06789 6.00% 2040[9]	$47	$54
Freddie Mac Pool #Q00232 4.50% 2041[9]	5,999	6,568
Freddie Mac Pool #Q00850 4.50% 2041[9]	207	227
Freddie Mac Pool #G08456 5.00% 2041[9]	101	110
Freddie Mac Pool #G06841 5.50% 2041[9]	2,067	2,351
Freddie Mac Pool #G60546 4.00% 2042[9]	4,648	5,037
Freddie Mac Pool #Q21442 4.50% 2043[9]	323	347
Freddie Mac Pool #760014 2.843% 2045[9,10]	741	760
Freddie Mac Pool #G60138 3.50% 2045[9]	17,964	19,106
Freddie Mac Pool #G60279 4.00% 2045[9]	5,679	6,137
Freddie Mac Pool #T65389 3.50% 2046[9]	74	76
Freddie Mac Pool #Q41088 4.00% 2046[9]	12,396	13,349
Freddie Mac Pool #Q41905 4.00% 2046[9]	5,288	5,680
Freddie Mac Pool #Q42626 4.00% 2046[9]	4,972	5,342
Freddie Mac Pool #Q44227 4.00% 2046[9]	1,130	1,214
Freddie Mac Pool #ZS4735 3.50% 2047[9]	3,487	3,659
Freddie Mac Pool #G08793 4.00% 2047[9]	21,637	23,026
Freddie Mac Pool #Q49716 4.50% 2047[9]	565	604
Freddie Mac Pool #Q52596 4.50% 2047[9]	377	406
Freddie Mac Pool #K39018 6.50% 2047[9]	50	53
Freddie Mac Pool #SI2002 4.00% 2048[9]	1,130	1,201
Freddie Mac Pool #Q55986 4.50% 2048[9]	13,261	14,217
Freddie Mac Pool #SD0214 3.00% 2049[9]	42,698	44,114
Freddie Mac Pool #QA5741 3.00% 2049[9]	5,485	5,662
Freddie Mac Pool #QA5125 3.50% 2049[9]	1,722	1,819
Freddie Mac Pool #ZT1704 4.50% 2049[9]	189,860	206,403
Freddie Mac, Series 2122, Class QM, 6.25% 2029[9]	624	682
Freddie Mac, Series K023, Class A2, Multi Family, 2.307% 2022[9]	18,009	18,122
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[9]	7,981	7,996
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 2022[9]	38,142	38,286
Freddie Mac, Series K024, Class A2, Multi Family, 2.573% 2022[9]	5,914	5,964
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[9]	2,935	2,955
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[9]	9,321	9,524
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[9]	10,000	10,340
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[9]	11,250	11,849
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[9]	3,500	3,622
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[9]	4,360	4,636
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[9,10]	8,906	9,537
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[9]	4,810	5,144
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[9,10]	4,390	4,675
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 2027[9]	2,350	2,516
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[9]	150	144
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[9]	849	786
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[9]	555	506
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[9]	320	296
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[9]	217	202
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[9]	149	137
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[9]	90	84
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.953% 2056[9,10]	10,614	10,811
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[9]	10,740	10,949
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[9]	9,426	9,578
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[9]	1,877	1,956
Capital Income Builder — Page 11 of 33

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[9]	$10,223	$10,514
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[9,10]	15,823	16,383
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[9]	16,143	16,564
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[9]	10,974	11,401
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[9]	8,943	9,344
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[9]	17,327	18,479
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[9]	5,112	5,311
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[9]	4,278	4,444
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[9]	2,689	2,793
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[9]	1,772	1,823
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[9]	36,919	37,627
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[9]	809	829
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[9]	49,210	50,449
Government National Mortgage Assn. 2.50% 2052[9,11]	107,122	107,206
Government National Mortgage Assn. 2.50% 2052[9,11]	60,512	60,770
Government National Mortgage Assn. 2.50% 2052[9,11]	59,715	60,093
Government National Mortgage Assn. 4.00% 2052[9,11]	6,541	6,838
Government National Mortgage Assn. 4.50% 2052[9,11]	11,863	12,485
Government National Mortgage Assn. Pool #736682 4.50% 2037[9]	781	867
Government National Mortgage Assn. Pool #783690 6.00% 2039[9]	1,025	1,152
Government National Mortgage Assn. Pool #738938 6.50% 2039[9]	153	172
Government National Mortgage Assn. Pool #751708 3.50% 2040[9]	80	83
Government National Mortgage Assn. Pool #783539 5.00% 2040[9]	1,100	1,180
Government National Mortgage Assn. Pool #783689 5.50% 2040[9]	1,429	1,620
Government National Mortgage Assn. Pool #783687 4.50% 2041[9]	1,144	1,229
Government National Mortgage Assn. Pool #783688 5.00% 2041[9]	1,339	1,478
Government National Mortgage Assn. Pool #005198 6.50% 2041[9]	434	487
Government National Mortgage Assn. Pool #MA3246 4.50% 2045[9]	1,807	1,982
Government National Mortgage Assn. Pool #MA2894 4.50% 2045[9]	1,392	1,530
Government National Mortgage Assn. Pool #MA5077 3.50% 2048[9]	5,590	5,860
Government National Mortgage Assn. Pool #MA5652 4.50% 2048[9]	781	826
Government National Mortgage Assn. Pool #MA5468 5.00% 2048[9]	617	661
Government National Mortgage Assn. Pool #MA5530 5.00% 2048[9]	148	158
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[9]	2,844	2,998
Government National Mortgage Assn. Pool #MA5711 4.50% 2049[9]	1,339	1,412
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[9]	18,126	19,357
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[9]	11,061	11,812
Government National Mortgage Assn. Pool #MA5712 5.00% 2049[9]	1,744	1,858
Government National Mortgage Assn. Pool #773426 4.70% 2061[9]	9	9
Government National Mortgage Assn. Pool #795485 4.634% 2062[9]	34	36
Government National Mortgage Assn. Pool #AG8193 4.743% 2064[9]	3	3
Government National Mortgage Assn. Pool #AG8207 4.743% 2064[9]	3	3
Government National Mortgage Assn. Pool #AG8088 4.745% 2064[9]	3	3
Government National Mortgage Assn. Pool #AG8117 4.92% 2064[9]	3	3
Government National Mortgage Assn. Pool #AG8244 4.817% 2065[9]	3	3
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[9]	601	550
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[9]	454	434
Capital Income Builder — Page 12 of 33

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
JPMorgan Structured Financing Trust, Series 2021-EBO1, Class A, (1-month USD-LIBOR + 1.00%) 1.109% 2022[1,2,5,9,10]	$1,633	$1,633
Uniform Mortgage-Backed Security 2.50% 2037[9,11]	150,000	152,956
Uniform Mortgage-Backed Security 2.00% 2052[9,11]	175,000	170,007
Uniform Mortgage-Backed Security 3.00% 2052[9,11]	484,750	493,271
Uniform Mortgage-Backed Security 3.00% 2052[9,11]	172,508	175,809
Uniform Mortgage-Backed Security 3.00% 2052[9,11]	1,366	1,396
Uniform Mortgage-Backed Security 3.50% 2052[9,11]	25,362	26,355
Uniform Mortgage-Backed Security 4.00% 2052[9,11]	46,102	48,652
Uniform Mortgage-Backed Security 4.50% 2052[9,11]	57,440	61,259
		2,980,880
Collateralized mortgage-backed obligations (privately originated) 0.46%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[2,9,10]	19,514	19,230
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 2.788% 2034[9,10]	313	291
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 2026[2,9]	3,231	3,251
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[2,9,10]	9,739	9,744
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[2,9,10]	17,203	17,102
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 2031[2,9,10]	1,296	1,285
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[2,9,10]	14,369	14,339
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[9]	137	146
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[9]	86	91
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[9]	126	131
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[2,9,10]	9,671	9,624
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[2,9]	10,496	11,496
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[2,9,10]	28,890	28,334
Freddie Mac, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 1.55% 2041[2,9,10]	6,899	6,863
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[2,9,10]	3,346	3,355
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[2,9,10]	2,573	2,578
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[2,9,10]	2,468	2,435
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[2,9,12]	10,438	10,334
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.908% 2053[2,9,10]	15,542	15,494
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.008% 2053[2,9,10]	26,966	26,978
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.858% 2055[2,9,10]	13,171	13,104
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 0.958% 2055[2,9,10]	24,241	24,176
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[2,9,10]	243	246
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.104% 2023[2,9,10]	19,954	19,975
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 1.70% 2022[2,9,10]	24,607	24,791
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.644% 2051[2,9,10]	52,297	52,315
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.858% 2055[2,9,10]	25,007	24,950
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[2,9,10]	12,589	12,513
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[2,9,10]	5,393	5,430
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.708% 2057[2,9,10]	1,051	1,051
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[2,9,10]	1,326	1,340
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[2,9,10]	874	881
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[2,9,10]	566	571
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[2,9,10]	1,730	1,762
Capital Income Builder — Page 13 of 33

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[2,9,10]	$429	$434
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[2,9]	84,871	84,133
Treehouse Park Improvement Association No.1 9.75% 2033[1,2]	6,473	6,360
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[2,9]	19,563	19,227
Verus Securitization Trust, Series 2021-7, Class A1, 1.829% 2066[2,9,10]	24,153	23,854
ZH Trust, Series 2021-1, Class A, 2.253% 2027[2,9]	1,479	1,454
ZH Trust, Series 2021-2, Class A, 2.349% 2027[2,9]	8,094	8,057
		509,725
Commercial mortgage-backed securities 0.25%
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 0.956% 2036[2,9,10]	14,672	14,660
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 1.35% 2026[2,9,10]	1,996	1,992
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 1.60% 2026[2,9,10]	392	391
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.806% 2036[2,9,10]	55,444	55,351
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.005% 2036[2,9,10]	26,562	26,563
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 1.752% 2036[2,9,10]	3,984	3,972
BX Trust, Series 2021-ARIA, Class D, (1-month USD-LIBOR + 1.895%) 2.001% 2036[2,9,10]	1,380	1,376
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.773% 2038[2,9,10]	11,596	11,551
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.203% 2038[2,9,10]	983	976
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.503% 2038[2,9,10]	3,732	3,703
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.187% 2038[2,9,10]	10,432	10,440
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.807% 2038[2,9,10]	1,194	1,195
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.357% 2038[2,9,10]	1,250	1,252
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.023% 2025[2,9,10]	13,721	13,720
GS Mortgage Securities Trust, Series 2019-BOCA, Class A, (1-month USD-LIBOR + 1.20%) 1.304% 2038[2,9,10]	27,772	27,790
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.377% 2045[9]	196	196
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.256% 2038[2,9,10]	35,000	35,041
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[2,9]	1,301	1,330
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 2039[2,9,10]	1,046	1,047
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.156% 2038[2,9,10]	17,861	17,907
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[9]	3,000	3,038
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.006% 2038[2,9,10]	3,274	3,277
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.358% 2049[2,9,10]	4,500	4,399
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 0.837% 2038[2,9,10]	36,060	36,037
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 1.435% 2038[2,9,10]	1,038	1,031
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 2047[9]	4,000	4,167
		282,402
Total mortgage-backed obligations		3,773,007
Corporate bonds, notes & loans 2.35% Energy 0.46%
AI Candelaria (Spain), S.L.U. 7.50% 2028[2]	430	448
AI Candelaria (Spain), S.L.U. 5.75% 2033[2]	1,495	1,387
Apache Corp. 4.25% 2030	16,930	17,158
Apache Corp. 5.35% 2049	1,250	1,312
Baker Hughes, a GE Co. 2.061% 2026	802	793
Bonanza Creek Energy, Inc. 5.00% 2026[2]	1,070	1,071
Capital Income Builder — Page 14 of 33

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
BP Capital Markets America, Inc. 2.721% 2032	$3,000	$2,971
Canadian Natural Resources, Ltd. 2.95% 2023	2,390	2,427
Canadian Natural Resources, Ltd. 3.80% 2024	1,975	2,048
Canadian Natural Resources, Ltd. 3.85% 2027	1,000	1,058
Canadian Natural Resources, Ltd. 2.95% 2030	3,873	3,863
Cenovus Energy, Inc. 5.25% 2037	2,150	2,460
Cenovus Energy, Inc. 5.40% 2047	5,935	7,148
Cheniere Energy, Inc. 3.70% 2029	2,000	2,081
Chesapeake Energy Corp. 5.50% 2026[2]	1,070	1,104
Chesapeake Energy Corp. 5.875% 2029[2]	920	961
CITGO Petroleum Corp. 7.00% 2025[2]	4,900	4,944
Constellation Oil Services Holding SA 10.00% PIK 2024[2,13,14]	638	231
Continental Resources, Inc. 2.875% 2032[2]	2,296	2,165
CrownRock LP / CrownRock Finance, Inc. 5.00% 2029[2]	3,000	3,033
DCP Midstream Operating LP 5.625% 2027	4,000	4,322
DCP Midstream Operating LP 3.25% 2032	2,250	2,130
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[2,10,14]	443	448
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[10,14]	402	406
Diamondback Energy, Inc. 4.75% 2025	2,000	2,161
DT Midstream, Inc. 4.375% 2031[2]	2,915	2,884
Enbridge Energy Partners LP 7.375% 2045	18,886	27,726
Enbridge, Inc. 3.40% 2051	718	684
Endeavor Energy Resources LP 6.625% 2025[2]	2,850	2,982
Energean Israel Finance, Ltd. 4.50% 2024[2]	915	919
Energean Israel Finance, Ltd. 5.875% 2031[2]	1,060	1,032
Energy Transfer Operating LP 5.00% 2050	2,270	2,462
Energy Transfer Partners LP 5.30% 2047	600	660
Energy Transfer Partners LP 6.00% 2048	700	827
Energy Transfer Partners LP 6.25% 2049	1,120	1,367
Energy Transfer Partners LP 6.25% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.028% on 2/15/2023)[12]	7,500	6,638
Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[12]	791	811
Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[12]	5,220	4,952
Enterprise Products Operating LLC 4.20% 2050	2,795	2,964
EQM Midstream Partners LP 6.00% 2025[2]	2,500	2,585
EQM Midstream Partners LP 6.50% 2027[2]	1,255	1,315
EQM Midstream Partners LP 4.50% 2029[2]	2,290	2,191
EQT Corp. 6.625% 2025[12]	2,000	2,158
EQT Corp. 3.90% 2027	3,020	3,047
EQT Corp. 5.00% 2029	155	163
EQT Corp. 7.50% 2030[12]	15,000	17,895
EQT Corp. 3.625% 2031[2]	1,445	1,433
Equinor ASA 3.625% 2028	13,165	14,093
Equinor ASA 3.25% 2049	7,583	7,577
Exxon Mobil Corp. 2.61% 2030	20,000	20,171
Gray Oak Pipeline, LLC 2.60% 2025[2]	1,952	1,970
Guara Norte SARL 5.198% 2034[2]	1,220	1,141
Harvest Midstream I, LP 7.50% 2028[2]	3,000	3,130
Hilcorp Energy I, LP 5.75% 2029[2]	665	679
Hilcorp Energy I, LP 6.00% 2031[2]	450	458
Kinder Morgan, Inc. 2.00% 2031	943	863
Kinder Morgan, Inc. 5.20% 2048	1,492	1,731
Capital Income Builder — Page 15 of 33

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan, Inc. 3.25% 2050	$2,007	$1,800
Kinder Morgan, Inc. 3.60% 2051	10,904	10,325
Leviathan Bond, Ltd. 6.75% 2030[2]	1,390	1,490
Magellan Midstream Partners LP 3.95% 2050	4,000	4,001
Marathon Oil Corp. 4.40% 2027	3,375	3,619
MPLX LP 1.75% 2026	1,846	1,801
MPLX LP 4.125% 2027	2,445	2,605
MPLX LP 4.00% 2028	6,080	6,446
MPLX LP 2.65% 2030	1,994	1,927
MPLX LP 5.20% 2047	505	586
MPLX LP 5.50% 2049	2,500	2,995
Murphy Oil Corp. 5.875% 2027	1,005	1,021
Neptune Energy Group Holdings, Ltd. 6.625% 2025[2]	4,955	5,024
New Fortress Energy, Inc. 6.50% 2026[2]	6,985	6,543
NGL Energy Operating LLC 7.50% 2026[2]	7,435	7,567
NGPL PipeCo LLC 7.768% 2037[2]	2,000	2,716
NorthRiver Midstream Finance LP 5.625% 2026[2]	3,000	3,050
Occidental Petroleum Corp. 5.50% 2025	1,400	1,488
Occidental Petroleum Corp. 5.875% 2025	2,880	3,083
Occidental Petroleum Corp. 3.50% 2029	3,555	3,510
Occidental Petroleum Corp. 4.40% 2049	6,000	5,709
Oleoducto Central SA 4.00% 2027[2]	1,065	1,033
ONEOK, Inc. 5.85% 2026	3,635	4,100
ONEOK, Inc. 4.55% 2028	203	217
ONEOK, Inc. 4.35% 2029	360	384
ONEOK, Inc. 3.10% 2030	2,234	2,200
ONEOK, Inc. 6.35% 2031	9,384	11,433
ONEOK, Inc. 4.95% 2047	628	690
ONEOK, Inc. 7.15% 2051	2,319	3,214
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	10,000	9,340
Petrobras Global Finance Co. 6.75% 2050	2,500	2,507
Petróleos Mexicanos 6.875% 2025[2]	5,500	5,922
Petróleos Mexicanos 4.50% 2026	2,032	2,023
Petróleos Mexicanos 6.50% 2029	60	61
Petróleos Mexicanos 5.95% 2031	580	553
Petróleos Mexicanos 6.70% 2032[2]	6,205	6,153
Petróleos Mexicanos 6.75% 2047	944	811
Petróleos Mexicanos 6.95% 2060	1,275	1,094
Petrorio Luxembourg SARL 6.125% 2026[2]	2,370	2,326
Phillips 66 4.30% 2022	5,763	5,799
Phillips 66 Partners LP 3.605% 2025	540	562
Phillips 66 Partners LP 3.55% 2026	2,600	2,712
Phillips 66 Partners LP 3.75% 2028	670	701
Phillips 66 Partners LP 4.68% 2045	160	180
Phillips 66 Partners LP 4.90% 2046	735	851
Pioneer Natural Resources Company 1.90% 2030	3,933	3,628
Plains All American Pipeline LP 3.80% 2030	1,135	1,160
Qatar Petroleum 3.30% 2051[2]	1,710	1,678
Range Resources Corp. 4.75% 2030[2]	445	445
Rattler Midstream Partners LP 5.625% 2025[2]	875	902
SA Global Sukuk, Ltd. 2.694% 2031[2]	2,645	2,620
Sabine Pass Liquefaction, LLC 5.625% 2025	6,450	7,051
Sabine Pass Liquefaction, LLC 5.00% 2027	4,575	5,050
Sabine Pass Liquefaction, LLC 4.20% 2028	1,275	1,369
Capital Income Builder — Page 16 of 33

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Sabine Pass Liquefaction, LLC 4.50% 2030	$5,570	$6,115
Schlumberger BV 4.00% 2025[2]	24,405	25,791
Southwestern Energy Co. 8.375% 2028	320	352
Southwestern Energy Co. 5.375% 2029	2,455	2,500
Southwestern Energy Co. 5.375% 2030	975	1,000
Southwestern Energy Co. 4.75% 2032	550	550
Sunoco Logistics Operating Partners LP 5.40% 2047	1,536	1,719
Sunoco LP 4.50% 2029	1,700	1,667
Targa Resources Partners LP 6.875% 2029	3,110	3,405
Targa Resources Partners LP 5.50% 2030	2,190	2,323
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[12]	49,286	52,761
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 2.366% 2067[10]	1,000	849
TransCanada PipeLines, Ltd. 4.10% 2030	11,939	12,878
Transportadora de Gas Peru SA 4.25% 2028[2]	1,090	1,144
Valaris, Ltd. 8.25% Cash 2028[14]	221	230
Venture Global Calcasieu Pass, LLC 4.125% 2031[2]	1,985	2,001
Western Gas Partners LP 3.95% 2025	1,520	1,558
Western Gas Partners LP 4.65% 2026	3,105	3,254
Western Midstream Operating, LP 4.35% 2025 (4.10% on 2/1/2022)[12]	5,040	5,096
Western Midstream Operating, LP 5.30% 2030 (5.05% on 2/1/2022)[12]	3,755	3,919
Western Midstream Operating, LP 6.50% 2050 (6.25% on 2/1/2022)[12]	3,956	4,347
		507,172
Consumer discretionary 0.37%
Asbury Automotive Group, Inc. 4.625% 2029[2]	480	473
Asbury Automotive Group, Inc. 5.00% 2032[2]	585	581
Booking Holdings, Inc. 4.625% 2030	5,000	5,723
Carnival Corp. 10.50% 2026[2]	2,270	2,552
Carnival Corp. 4.00% 2028[2]	3,000	2,859
Carnival Corp. 6.00% 2029[2]	1,500	1,445
Daimler Trucks Finance North America, LLC 1.125% 2023[2]	50,000	49,538
Daimler Trucks Finance North America, LLC 1.625% 2024[2]	18,450	18,270
Daimler Trucks Finance North America, LLC 2.375% 2028[2]	1,850	1,802
Daimler Trucks Finance North America, LLC 2.50% 2031[2]	4,550	4,347
Empire Resorts, Inc. 7.75% 2026[2]	3,225	3,237
Ford Motor Co. 2.30% 2025	20,695	20,337
Ford Motor Co. 2.90% 2029	4,500	4,271
Ford Motor Credit Company LLC 2.70% 2026	3,000	2,910
Ford Motor Credit Company LLC 4.00% 2030	4,495	4,526
General Motors Company 6.80% 2027	3,226	3,877
General Motors Financial Co. 3.45% 2022	20,390	20,443
General Motors Financial Co. 4.30% 2025	5,000	5,288
Grand Canyon University 4.125% 2024	20,000	20,287
Grand Canyon University 4.375% 2026	3,000	2,966
Grupo Axo, SAPI de CV 5.75% 2026[2]	1,470	1,471
Harley-Davidson, Inc. 3.35% 2025[2]	3,135	3,225
Hilton Worldwide Holdings, Inc. 5.75% 2028[2]	6,000	6,341
Hilton Worldwide Holdings, Inc. 4.00% 2031[2]	1,195	1,177
Home Depot, Inc. 2.95% 2029	4,775	4,939
Hyundai Capital America 3.10% 2022[2]	26,390	26,500
International Game Technology PLC 6.25% 2027[2]	7,000	7,626
Lowe’s Companies, Inc. 4.05% 2047	4	4
Marriott International, Inc. 2.85% 2031	4,600	4,446
Marriott International, Inc. 2.75% 2033	670	627
Capital Income Builder — Page 17 of 33

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 3.70% 2026	$7,015	$7,440
McDonald’s Corp. 2.125% 2030	4,136	4,014
McDonald’s Corp. 4.45% 2047	2,100	2,401
McDonald’s Corp. 3.625% 2049	4,898	5,018
Melco International Development, Ltd. 5.375% 2029[2]	4,415	4,233
MercadoLibre, Inc. 3.125% 2031	1,055	952
MGM Growth Properties LLC 5.625% 2024	2,245	2,377
MGM Growth Properties LLC 3.875% 2029[2]	1,815	1,868
MGM Resorts International 6.00% 2023	4,000	4,134
MGM Resorts International 6.75% 2025	1,500	1,554
Newell Rubbermaid, Inc. 4.35% 2023	1,750	1,784
NIKE, Inc. 3.875% 2045	7,145	7,992
Nordstrom, Inc. 4.25% 2031	4,000	3,705
Norwegian Cruise Line Holdings, Ltd. 10.25% 2026[2]	3,079	3,491
Royal Caribbean Cruises, Ltd. 10.875% 2023[2]	26,540	28,456
Royal Caribbean Cruises, Ltd. 11.50% 2025[2]	15,640	17,332
Royal Caribbean Cruises, Ltd. 4.25% 2026[2]	2,155	2,015
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	2,000	2,033
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[2]	6,007	6,329
Sands China, Ltd. 5.40% 2028	2,000	2,066
Sands China, Ltd. 2.85% 2029[2]	10,000	9,032
Sonic Automotive, Inc. 4.625% 2029[2]	1,560	1,525
Sonic Automotive, Inc. 4.875% 2031[2]	2,030	1,965
Starbucks Corp. 3.10% 2023	18,233	18,596
Starbucks Corp. 4.50% 2048	5,690	6,536
Stellantis Finance US, Inc. 1.711% 2027[2]	5,675	5,467
Stellantis Finance US, Inc. 2.691% 2031[2]	4,525	4,289
The Gap, Inc. 3.625% 2029[2]	686	639
The Gap, Inc. 3.875% 2031[2]	685	637
Travel + Leisure Co. 4.50% 2029[2]	5,000	4,834
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[2]	2,390	2,372
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[2]	5,645	5,672
Wyndham Worldwide Corp. 4.375% 2028[2]	1,560	1,550
Wynn Resorts, Ltd. 7.75% 2025[2]	2,325	2,424
Wynn Resorts, Ltd. 5.125% 2029[2]	6,000	5,841
		412,661
Communication services 0.30%
América Móvil, SAB de CV, 6.45% 2022	MXN45,000	2,165
América Móvil, SAB de CV, 8.46% 2036	147,200	6,784
AT&T, Inc. 2.25% 2032	$1,790	1,675
AT&T, Inc. 2.55% 2033	5,181	4,875
AT&T, Inc. 3.30% 2052	1,000	918
AT&T, Inc. 3.50% 2053	5,957	5,672
Cablevision Systems Corp. 5.75% 2030[2]	4,250	4,010
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[2]	1,637	1,678
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[2]	2,000	2,027
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	3,950	3,858
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	2,475	2,459
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[2]	3,650	3,488
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2032[2]	4,675	4,607
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[2]	20,425	19,462
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2034[2]	18,300	16,964
Comcast Corp. 2.65% 2030	20,000	20,127
Capital Income Builder — Page 18 of 33

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Embarq Corp. 7.995% 2036	$725	$747
Frontier Communications Holdings, LLC 5.875% 2029	731	705
Lamar Media Corp. 4.875% 2029	4,650	4,731
Level 3 Communications, Inc. 3.875% 2029[2]	2,500	2,461
Level 3 Financing, Inc. 3.75% 2029[2]	2,015	1,842
Match Group, Inc. 4.625% 2028[2]	4,025	3,984
Netflix, Inc. 3.625% 2025[2]	5,575	5,781
Netflix, Inc. 4.875% 2028	275	303
Netflix, Inc. 5.875% 2028	3,725	4,322
Netflix, Inc. 5.375% 2029[2]	150	172
Netflix, Inc. 4.875% 2030[2]	4,650	5,185
News Corp. 3.875% 2029[2]	2,125	2,043
OUTFRONT Media Capital LLC 4.625% 2030[2]	6,650	6,385
SBA Tower Trust 1.631% 2026[2]	22,469	21,816
Scripps Escrow II, Inc. 3.875% 2029[2]	1,250	1,195
Sirius XM Radio, Inc. 4.00% 2028[2]	1,775	1,720
Sirius XM Radio, Inc. 3.875% 2031[2]	2,850	2,641
Sprint Corp. 6.875% 2028	32,170	38,315
Sprint Corp. 8.75% 2032	11,210	15,677
TEGNA, Inc. 4.625% 2028	2,675	2,628
T-Mobile US, Inc. 3.50% 2025	6,550	6,804
T-Mobile US, Inc. 3.75% 2027	10,000	10,519
T-Mobile US, Inc. 3.875% 2030	8,975	9,420
T-Mobile US, Inc. 2.55% 2031	2,700	2,574
T-Mobile US, Inc. 2.875% 2031	1,625	1,530
T-Mobile US, Inc. 3.50% 2031	25,000	24,433
T-Mobile US, Inc. 3.00% 2041	4,200	3,805
T-Mobile US, Inc. 3.30% 2051	3,316	3,000
T-Mobile US, Inc. 3.40% 2052[2]	3,200	2,950
Verizon Communications, Inc. 2.55% 2031	23,150	22,624
Verizon Communications, Inc. 2.355% 2032[2]	11,186	10,634
Verizon Communications, Inc. 2.875% 2050	4,250	3,794
Verizon Communications, Inc. 3.55% 2051	5,000	5,036
Vodafone Group PLC 4.25% 2050	4,575	4,916
		335,461
Financials 0.30%
ACE Capital Trust II, junior subordinated, 9.70% 2030	7,210	10,410
ACE INA Holdings, Inc. 4.35% 2045	3,230	3,825
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	5,314	5,193
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	3,079	3,015
American International Group, Inc. 4.20% 2028	6,815	7,465
Australia & New Zealand Banking Group, Ltd. 2.625% 2022	15,000	15,098
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[12]	15,275	15,632
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[12]	8,000	7,418
Bank of Nova Scotia 2.45% 2032	2,217	2,153
BNP Paribas 3.50% 2023[2]	25,000	25,576
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[2,12]	1,275	1,216
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	566	520
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[12]	7,537	7,619
Coinbase Global, Inc. 3.375% 2028[2]	1,700	1,528
Coinbase Global, Inc. 3.625% 2031[2]	1,525	1,331
Credit Suisse Group AG 3.80% 2023	12,050	12,404
Danske Bank AS 3.875% 2023[2]	9,250	9,521
Capital Income Builder — Page 19 of 33

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
FS Energy and Power Fund 7.50% 2023[2]	$2,980	$3,103
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[12]	4,000	4,010
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[12]	15,772	16,656
Goldman Sachs Group, Inc. 2.60% 2030	2,128	2,087
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[12]	3,125	3,030
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[12]	7,500	7,311
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[12]	4,000	4,026
Goldman Sachs Group, Inc. 3.436% 2043 (USD-SOFR + 1.632% on 2/24/2042)[12]	971	970
Groupe BPCE SA 2.75% 2023[2]	22,675	23,049
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[12]	12,500	13,641
Huarong Finance 2017 Co., Ltd. 4.25% 2027	3,500	3,448
Icahn Enterprises Finance Corp. 4.375% 2029	3,580	3,409
Intercontinental Exchange, Inc. 2.65% 2040	2,275	2,093
Intesa Sanpaolo SpA 3.375% 2023[2]	4,100	4,171
Intesa Sanpaolo SpA 5.017% 2024[2]	9,100	9,482
Iron Mountain Information Management Services, Inc. 5.00% 2032[2]	2,470	2,419
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[12]	7,650	7,989
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[12]	2,775	2,573
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[12]	3,008	2,918
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[12]	785	764
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[12]	9,695	9,767
JPMorgan Chase & Co., Series I, (3-month USD-LIBOR + 3.47%) 3.769% junior subordinated perpetual bonds[10]	10,416	10,468
Ladder Capital Corp. 4.25% 2027[2]	3,000	2,927
Lloyds Banking Group PLC 4.375% 2028	5,375	5,876
LPL Holdings, Inc. 4.625% 2027[2]	6,275	6,385
LPL Holdings, Inc. 4.00% 2029[2]	2,500	2,431
Marsh & McLennan Companies, Inc. 2.375% 2031	1,096	1,061
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[12]	9,225	9,369
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[12]	632	611
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[12]	4,000	3,997
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[12]	5,049	5,060
MSCI, Inc. 4.00% 2029[2]	250	252
MSCI, Inc. 3.875% 2031[2]	575	575
National Australia Bank, Ltd. 2.99% 2031[2]	3,000	2,916
Navient Corp. 5.625% 2033	6,200	5,562
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[2]	1,415	1,447
Rede D’Or Finance SARL 4.50% 2030[2]	3,000	2,849
Springleaf Finance Corp. 6.125% 2024	1,000	1,049
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[12]	2,690	2,680
Toronto-Dominion Bank 2.00% 2031	4,000	3,793
U.S. Bancorp 3.15% 2027	4,000	4,215
Vigorous Champion International, Ltd. 4.25% 2029	200	206
		330,569
Utilities 0.27%
AES Panama Generation Holdings SRL 4.375% 2030[2]	1,095	1,091
Alfa Desarrollo SpA 4.55% 2051[2]	2,845	2,610
Ameren Corp. 2.50% 2024	1,616	1,642
Commonwealth Edison Co. 2.95% 2027	2,450	2,551
Consumers Energy Co. 4.05% 2048	6,425	7,348
Consumers Energy Co. 3.10% 2050	10,000	9,799
Consumers Energy Co. 3.75% 2050	5,625	6,207
Edison International 3.55% 2024	4,600	4,782
Capital Income Builder — Page 20 of 33

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Edison International 4.95% 2025	$700	$754
Edison International 5.75% 2027	5,642	6,332
Edison International 4.125% 2028	2,158	2,242
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[12]	3,000	2,996
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[12]	15,349	17,364
Empresas Publicas de Medellin ESP 4.25% 2029	1,513	1,397
Empresas Publicas de Medellin ESP 4.375% 2031[2]	1,120	1,020
Entergy Louisiana, LLC 4.20% 2048	5,950	6,706
Eversource Energy 2.375% 2022	1,410	1,421
Eversource Energy 2.75% 2022	528	528
Eversource Energy 2.80% 2023	1,870	1,895
Eversource Energy 3.80% 2023	15,000	15,581
Exelon Corp. 4.45% 2046	8,115	9,317
Exelon Corp., junior subordinated, 3.497% 2022[12]	12,000	12,061
FirstEnergy Corp. 2.05% 2025	1,502	1,465
FirstEnergy Corp. 1.60% 2026	2,600	2,466
FirstEnergy Corp. 2.25% 2030	4,837	4,445
FirstEnergy Corp. 3.40% 2050	11,650	10,476
FirstEnergy Corp., Series B, 4.15% 2027[12]	27,433	27,987
IPALCO Enterprises, Inc. 3.70% 2024	2,000	2,080
NextEra Energy Capital Holdings, Inc. 2.44% 2032	2,800	2,703
Pacific Gas and Electric Co. 3.25% 2023	16,490	16,655
Pacific Gas and Electric Co. 3.40% 2024	3,665	3,753
Pacific Gas and Electric Co. 2.95% 2026	12,987	13,007
Pacific Gas and Electric Co. 3.15% 2026	1,365	1,370
Pacific Gas and Electric Co. 3.30% 2027	1,749	1,759
Pacific Gas and Electric Co. 3.30% 2027	738	738
Pacific Gas and Electric Co. 4.65% 2028	2,500	2,645
Pacific Gas and Electric Co. 4.55% 2030	1,100	1,146
Pacific Gas and Electric Co. 2.50% 2031	21,190	19,394
Pacific Gas and Electric Co. 3.25% 2031	1,300	1,250
Pacific Gas and Electric Co. 3.50% 2050	19,610	16,745
PG&E Corp. 5.00% 2028	1,595	1,598
PG&E Corp. 5.25% 2030	1,460	1,450
Public Service Electric and Gas Co. 3.20% 2029	4,000	4,203
Public Service Enterprise Group, Inc. 3.20% 2049	3,300	3,279
Southern California Edison Co. 1.845% 2022	1,102	1,102
Southern California Edison Co. 2.85% 2029	1,600	1,616
Southern California Edison Co. 2.25% 2030	4,515	4,319
Southern California Edison Co. 4.00% 2047	6,667	6,960
Southern California Edison Co. 4.125% 2048	6,667	7,093
Southern California Edison Co. 2.95% 2051	2,869	2,577
Southern California Edison Co., Series C, 3.60% 2045	4,463	4,324
Talen Energy Corp. 7.25% 2027[2]	2,290	2,056
Talen Energy Supply, LLC 7.625% 2028[2]	705	633
Venture Global Calcasieu Pass, LLC 3.875% 2029[2]	2,430	2,430
Virginia Electric and Power Co. 2.40% 2032	3,850	3,763
Virginia Electric and Power Co. 2.95% 2051	1,400	1,322
Xcel Energy, Inc. 2.60% 2029	3,875	3,886
Xcel Energy, Inc. 6.50% 2036	3,000	4,076
		302,415
Capital Income Builder — Page 21 of 33

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 0.22%	Principal amount (000)	Value (000)
AmerisourceBergen Corp. 2.70% 2031	$8,110	$7,934
Anthem, Inc. 2.375% 2025	1,534	1,558
Baxter International, Inc. 2.272% 2028[2]	1,342	1,315
Baxter International, Inc. 2.539% 2032[2]	2,681	2,600
Catalent Pharma Solutions, Inc. 3.125% 2029[2]	850	796
Catalent Pharma Solutions, Inc. 3.50% 2030[2]	1,270	1,190
Centene Corp. 4.25% 2027	8,875	9,106
Centene Corp. 2.45% 2028	14,495	13,810
Centene Corp. 3.00% 2030	2,590	2,517
Centene Corp. 3.375% 2030	5,344	5,252
Centene Corp. 2.625% 2031	3,950	3,702
Charles River Laboratories International, Inc. 3.75% 2029[2]	445	430
Charles River Laboratories International, Inc. 4.00% 2031[2]	750	723
Endo International PLC 5.875% 2024[2]	225	220
HCA, Inc. 4.125% 2029	8,450	9,012
HCA, Inc. 5.25% 2049	2,500	2,951
Jazz Securities DAC 4.375% 2029[2]	2,050	2,028
Laboratory Corporation of America Holdings 4.70% 2045	6,900	8,000
Mallinckrodt PLC 5.625% 2023[2,13]	1,525	818
Merck & Co., Inc. 1.70% 2027	11,549	11,336
Merck & Co., Inc. 2.15% 2031	16,493	15,944
Molina Healthcare, Inc. 4.375% 2028[2]	1,595	1,602
Molina Healthcare, Inc. 3.875% 2030[2]	2,000	1,976
Molina Healthcare, Inc. 3.875% 2032[2]	2,405	2,324
Shire PLC 2.875% 2023	2,730	2,783
Shire PLC 3.20% 2026	25,483	26,435
Tenet Healthcare Corp. 7.50% 2025[2]	1,500	1,564
Tenet Healthcare Corp. 5.125% 2027[2]	6,000	6,023
Teva Pharmaceutical Finance Co. BV 6.00% 2024	34,087	34,769
Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,500	3,656
Teva Pharmaceutical Finance Co. BV 3.15% 2026	7,160	6,587
Teva Pharmaceutical Finance Co. BV 4.75% 2027	4,985	4,829
Teva Pharmaceutical Finance Co. BV 6.75% 2028	24,805	26,374
Teva Pharmaceutical Finance Co. BV 5.125% 2029	7,815	7,595
Teva Pharmaceutical Finance Co. BV 4.10% 2046	20,859	16,886
UnitedHealth Group, Inc. 2.375% 2024	2,940	3,001
Zimmer Holdings, Inc. 3.15% 2022	2,400	2,405
		250,051
Industrials 0.15%
Allison Transmission Holdings, Inc. 3.75% 2031[2]	2,650	2,467
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	86	86
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[12]	6,700	7,353
Boeing Company 4.508% 2023	25,029	25,881
Boeing Company 5.15% 2030	4,917	5,542
Boeing Company 3.625% 2031	3,907	4,019
Boeing Company 3.60% 2034	5,000	5,007
Burlington Northern Santa Fe LLC 3.30% 2051	2,293	2,325
Canadian Pacific Railway, Ltd. 2.45% 2031	8,260	8,119
Canadian Pacific Railway, Ltd. 3.00% 2041	1,085	1,044
Canadian Pacific Railway, Ltd. 3.10% 2051	12,250	11,725
Carrier Global Corp. 2.242% 2025	1,360	1,373
Carrier Global Corp. 2.493% 2027	1,125	1,133
Carrier Global Corp. 2.722% 2030	12,267	12,128
Capital Income Builder — Page 22 of 33

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Carrier Global Corp. 3.377% 2040	$1,483	$1,471
Carrier Global Corp. 3.577% 2050	1,289	1,286
CSX Corp. 2.40% 2030	7,186	7,141
General Electric Capital Corp. 4.418% 2035	3,511	4,009
Hillenbrand, Inc. 3.75% 2031	4,700	4,508
Icahn Enterprises Finance Corp. 6.25% 2026	500	515
Mexico City Airport Trust 5.50% 2047	2,500	2,334
Otis Worldwide Corp. 2.056% 2025	15,629	15,712
Rolls-Royce PLC 5.75% 2027[2]	4,415	4,643
SkyMiles IP, Ltd. 4.75% 2028[2]	1,840	1,966
SkyMiles IP, Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[10,15]	2,000	2,115
Spirit AeroSystems, Inc. 7.50% 2025[2]	1,640	1,703
TransDigm, Inc. 6.25% 2026[2]	2,700	2,790
Union Pacific Corp. 2.95% 2052	1,823	1,717
Union Pacific Corp. 3.95% 2059	4,500	4,941
United Airlines Holdings, Inc. 6.50% 2027[2]	3,795	4,039
United Airlines, Inc. 4.375% 2026[2]	1,080	1,074
United Airlines, Inc. 4.625% 2029[2]	875	867
United Rentals, Inc. 4.00% 2030	1,000	986
United Technologies Corp. 3.125% 2027	12,375	12,910
		164,929
Information technology 0.09%
Analog Devices, Inc. 1.70% 2028	1,350	1,307
Analog Devices, Inc. 2.10% 2031	2,576	2,494
Black Knight, Inc. 3.625% 2028[2]	1,880	1,807
Booz Allen Hamilton, Inc. 3.875% 2028[2]	1,125	1,106
Booz Allen Hamilton, Inc. 4.00% 2029[2]	505	499
Broadcom, Inc. 4.70% 2025	24,028	25,834
Broadcom, Inc. 4.75% 2029	5,000	5,511
Broadcom, Inc. 2.45% 2031[2]	2,905	2,721
Broadcom, Inc. 2.60% 2033[2]	2,990	2,764
Broadcom, Inc. 3.50% 2041[2]	2,338	2,225
Broadcom, Inc. 3.75% 2051[2]	1,203	1,161
Fidelity National Information Services, Inc. 3.10% 2041	212	200
Gartner, Inc. 4.50% 2028[2]	1,600	1,634
Global Payments, Inc. 2.90% 2031	2,000	1,960
Lenovo Group, Ltd. 5.875% 2025	38,190	41,539
Oracle Corp. 2.875% 2031	4,108	3,969
Oracle Corp. 3.60% 2050	2,500	2,220
Oracle Corp. 3.95% 2051	2,029	1,916
ServiceNow, Inc. 1.40% 2030	3,090	2,762
VeriSign, Inc. 2.70% 2031	625	604
		104,233
Consumer staples 0.09%
7-Eleven, Inc. 0.95% 2026[2]	1,300	1,237
7-Eleven, Inc. 1.80% 2031[2]	3,540	3,253
7-Eleven, Inc. 2.50% 2041[2]	2,360	2,057
7-Eleven, Inc. 2.80% 2051[2]	3,195	2,782
Albertsons Companies, Inc. 3.50% 2029[2]	3,000	2,838
Altria Group, Inc. 4.40% 2026	1,173	1,263
Altria Group, Inc. 3.70% 2051	2,360	2,043
Anheuser-Busch InBev NV 4.75% 2029	15,000	17,008
Capital Income Builder — Page 23 of 33

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 4.60% 2048	$2,500	$2,868
ARAMARK Corp. 6.375% 2025[2]	2,000	2,075
British American Tobacco PLC 3.557% 2027	7,650	7,832
British American Tobacco PLC 4.70% 2027	7,862	8,474
British American Tobacco PLC 4.906% 2030	5,000	5,459
British American Tobacco PLC 4.39% 2037	1,300	1,316
British American Tobacco PLC 4.54% 2047	3,138	3,059
British American Tobacco PLC 4.758% 2049	2,361	2,369
Conagra Brands, Inc. 5.30% 2038	739	885
InRetail Consumer 3.25% 2028	200	194
Kraft Heinz Company 3.00% 2026	2,072	2,095
Kraft Heinz Company 3.875% 2027	2,795	2,904
Kraft Heinz Company 5.20% 2045	8,000	9,287
Kraft Heinz Company 5.50% 2050	1,177	1,459
MARB BondCo PLC 3.95% 2031[2]	1,677	1,540
NBM US Holdings, Inc. 6.625% 2029[2]	3,000	3,225
Reckitt Benckiser Group PLC 2.375% 2022[2]	2,870	2,886
Reckitt Benckiser Treasury Services PLC 2.75% 2024[2]	2,215	2,263
Reynolds American, Inc. 4.45% 2025	7,045	7,479
Reynolds American, Inc. 5.85% 2045	640	728
TreeHouse Foods, Inc. 4.00% 2028	725	679
		101,557
Materials 0.06%
Anglo American Capital PLC 2.625% 2030[2]	2,819	2,700
Anglo American Capital PLC 3.95% 2050[2]	803	808
Axalta Coating Systems LLC 4.75% 2027[2]	3,675	3,781
Braskem Idesa SAPI 7.45% 2029[2]	2,842	2,920
Braskem SA 5.875% 2050[2]	2,500	2,728
Canpack SA / Canpack US, LLC 3.875% 2029[2]	4,450	4,269
Cleveland-Cliffs, Inc. 9.875% 2025[2]	926	1,036
Consolidated Energy Finance SA 6.50% 2026[2]	3,060	3,121
Dow Chemical Co. 5.55% 2048	2,500	3,323
FMG Resources 4.375% 2031[2]	1,500	1,512
Graphic Packaging International, Inc. 3.50% 2028[2]	5,000	4,810
International Flavors & Fragrances, Inc. 2.30% 2030[2]	2,600	2,455
LYB International Finance III, LLC 4.20% 2050	2,000	2,150
LYB International Finance III, LLC 3.625% 2051	4,001	3,948
Mercer International, Inc. 5.125% 2029	1,325	1,309
Methanex Corp. 5.125% 2027	4,430	4,486
Mosaic Co. 4.25% 2023	1,700	1,771
Nova Chemicals Corp. 4.875% 2024[2]	1,500	1,532
Nova Chemicals Corp. 5.25% 2027[2]	3,840	3,885
Nova Chemicals Corp. 4.25% 2029[2]	2,500	2,385
Olin Corp. 5.00% 2030	1,850	1,885
Sherwin-Williams Company 3.45% 2027	5,851	6,163
Valvoline, Inc. 3.625% 2031[2]	2,290	2,102
Westlake Chemical Corp. 5.00% 2046	1,985	2,375
Westlake Chemical Corp. 4.375% 2047	415	460
		67,914
Capital Income Builder — Page 24 of 33

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate 0.04%	Principal amount (000)	Value (000)
American Campus Communities, Inc. 3.875% 2031	$1,240	$1,321
American Tower Corp. 2.70% 2031	1,783	1,730
Corporacion Inmobiliaria Vesta, SAB de CV 3.625% 2031[2]	980	954
Equinix, Inc. 2.90% 2026	6,572	6,707
Fibra SOMA 4.375% 2031[2]	2,753	2,578
Gaming and Leisure Properties, Inc. 4.00% 2030	2,500	2,580
Hospitality Properties Trust 4.50% 2023	2,990	2,945
Hospitality Properties Trust 4.50% 2025	1,965	1,868
Hospitality Properties Trust 7.50% 2025	906	956
Hospitality Properties Trust 3.95% 2028	4,150	3,661
Howard Hughes Corp. 5.375% 2028[2]	5,675	5,790
Howard Hughes Corp. 4.375% 2031[2]	825	786
Iron Mountain, Inc. 5.00% 2028[2]	2,410	2,410
Iron Mountain, Inc. 4.875% 2029[2]	3,085	3,050
Iron Mountain, Inc. 4.50% 2031[2]	955	907
Kennedy-Wilson Holdings, Inc. 4.75% 2029	1,150	1,144
Kennedy-Wilson Holdings, Inc. 5.00% 2031	1,125	1,112
Sun Communities Operating LP 2.30% 2028	1,006	978
Sun Communities Operating LP 2.70% 2031	3,703	3,560
Westfield Corp., Ltd. 3.50% 2029[2]	2,083	2,102
		47,139
Total corporate bonds, notes & loans		2,624,101
Asset-backed obligations 0.57%
Aesop Funding LLC, Series 2019-2A, Class D, 3.04% 2025[2,9]	5,000	4,922
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[2,9]	12,814	12,973
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[2,9]	8,090	8,087
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[2,9]	1,383	1,417
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[2,9]	255	257
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[2,9]	2,000	2,034
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 2031[2,9]	2,000	2,055
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[2,9]	468	458
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[2,9]	2,965	2,895
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[2,9]	553	539
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[2,9]	36,599	35,801
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[2,9]	5,921	5,734
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[2,9]	1,215	1,201
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[2,9]	226	222
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[2,9]	27,444	26,634
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[2,9]	308	311
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[2,9]	566	573
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[2,9]	651	638
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[2,9]	867	851
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[2,9]	9,264	9,311
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 0.296% 2035[9,10]	35	34
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.246% 2036[9,10]	1,831	1,724
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.243% 2037[9,10]	2,243	2,145
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.256% 2037[9,10]	4,761	4,582
Capital Income Builder — Page 25 of 33

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2021-1, Class A2, 0.36% 2023[9]	$740	$740
Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.44% 2024[9]	12,750	12,737
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78% 2025[9]	196	196
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 2027[9]	6,757	6,866
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[2,9]	5,710	5,801
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[2,9]	7,890	7,620
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[2,9]	22,965	23,701
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[2,9]	9,089	9,182
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[2,9]	40,645	42,345
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[2,9]	57,826	57,684
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[2,9]	5,363	5,266
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[2,9]	2,526	2,666
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[2,9]	1,296	1,280
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[2,9]	356	360
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[1,2,5,9]	1,780	1,776
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[2,9]	13,004	12,752
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[2,9]	4,878	4,810
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[2,9]	779	768
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[2,9]	14,098	13,702
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[2,9]	5,267	5,165
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[2,9]	826	813
Hertz Vehicle Financing, LLC, Series 2022-1A, Class C, 2.63% 2026[2,9]	1,164	1,175
Hertz Vehicle Financing, LLC, Series 2022-2A, Class C, 2.95% 2028[2,9]	2,012	2,043
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636% 2046[2,9]	773	761
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[2,9]	3,075	3,028
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[2,9]	20,313	19,873
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[2,9]	1,357	1,331
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 2046[2,9]	924	906
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 0.844% 2062[2,9,10]	29,338	29,442
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[2,9]	24,227	23,716
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[2,9]	56,743	55,801
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 2062[2,9]	1,328	1,323
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 2062[2,9]	1,889	1,896
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[2,9]	93,915	91,616
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 2061[2,9]	3,500	3,464
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[2,9]	7,425	7,281
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[2,9]	5,757	5,667
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[9]	1,094	1,113
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[2,9]	7,202	6,925
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2033[2,9]	1,328	1,305
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[2,9]	2,516	2,464
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[2,9]	356	351
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[2,9]	1,041	1,050
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[2,9]	5,335	5,272
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[2,9,10]	19,538	18,982
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[2,9]	1,773	1,739
Triton Container Finance VIII LLC, Series 2020-1, Class B, 3.74% 2045[2,9]	709	719
		630,871
Bonds & notes of governments & government agencies outside the U.S. 0.11%
Dominican Republic 4.50% 2030[2]	401	394
Dominican Republic 5.30% 2041[2]	571	544
Dominican Republic 5.875% 2060[2]	700	635
Panama (Republic of) 4.50% 2056	2,585	2,644
Panama (Republic of) 4.50% 2063	690	699
Capital Income Builder — Page 26 of 33

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 2.783% 2031	$19,165	$18,568
Peru (Republic of) 2.78% 2060	2,950	2,366
Peru (Republic of) 3.23% 2121	3,600	2,808
Portuguese Republic 5.125% 2024	41,500	45,429
Qatar (State of) 4.50% 2028[2]	7,070	7,950
Qatar (State of) 5.103% 2048[2]	4,800	6,214
Romania 3.50% 2034	€1,770	1,967
Saudi Arabia (Kingdom of) 3.628% 2027[2]	$5,000	5,299
Saudi Arabia (Kingdom of) 3.625% 2028[2]	11,435	12,173
United Mexican States 3.25% 2030	5,965	5,947
United Mexican States 5.00% 2051	2,370	2,520
United Mexican States 3.75% 2071	1,760	1,468
		117,625
Municipals 0.04% California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	1,580	1,541
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,875	3,888
		5,429
Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	22,485	25,040
Ohio 0.01%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	4,915	5,093
Higher Educational Facs. Auth., Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 3.75% 2023	610	617
		5,710
South Carolina 0.00%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	1,605	1,849
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,000	1,180
		3,029
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	8,155	8,222
Washington 0.00%
Energy Northwest, Electric Rev. Bonds (Columbia Generating Station), Series 2015-B, 2.814% 2024	1,185	1,208
Total municipals		48,638
Federal agency bonds & notes 0.03%
Fannie Mae 2.125% 2026[7]	37,230	38,146
Total bonds, notes & other debt instruments (cost: $16,628,547,000)		16,829,102
Short-term securities 3.88% Money market investments 3.82%	Shares
Capital Group Central Cash Fund 0.10%[6,16]	42,576,736	4,257,673
Capital Income Builder — Page 27 of 33

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.06%	Shares	Value (000)
Capital Group Central Cash Fund 0.10%[6,16,17]	330,358	$33,036
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[16,17]	8,300,000	8,300
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[16,17]	8,300,000	8,300
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[16,17]	4,349,908	4,350
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[16,17]	3,200,000	3,200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[16,17]	2,500,000	2,500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[16,17]	2,500,000	2,500
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[16,17]	1,900,000	1,900
		64,086
Total short-term securities (cost: $4,321,502,000)		4,321,759
Total investment securities 100.99% (cost: $87,132,563,000)		112,583,226
Other assets less liabilities (0.99)%		(1,103,588)
Net assets 100.00%		$111,479,638
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 1/31/2022 (000)
90 Day Euro Dollar Futures	Long	9,390	September 2022	$2,319,095	$(14,193)
2 Year U.S. Treasury Note Futures	Long	5,244	March 2022	1,136,145	(9,275)
5 Year U.S. Treasury Note Futures	Long	7,175	March 2022	855,283	(8,494)
10 Year Ultra U.S. Treasury Note Futures	Short	2,244	March 2022	(320,506)	3,523
10 Year U.S. Treasury Note Futures	Short	3,180	March 2022	(406,941)	3,425
20 Year U.S. Treasury Bond Futures	Long	485	March 2022	75,478	(1,653)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,617	March 2022	683,387	(13,627)
					$(40,294)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation at 1/31/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	430	EUR	380	Goldman Sachs	2/7/2022	$3
Capital Income Builder — Page 28 of 33

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional (000)	Value at 1/31/2022 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 1/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
3-month USD-LIBOR	Quarterly	0.243%	Semi-annual	5/2/2024	$2,089,300	$53,021	$1,301	$51,720
3-month USD-LIBOR	Quarterly	2.3075%	Semi-annual	5/3/2024	591,800	(12,132)	—	(12,132)
3-month USD-LIBOR	Quarterly	0.619%	Semi-annual	12/20/2029	739,000	64,715	382	64,333
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	187,800	47,707	—	47,707
						$153,311	$1,683	$151,628
Investments in affiliates6

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Common stocks 1.61%
Real estate 1.34%
VICI Properties, Inc. REIT[4]	$1,062,571	$163,498	$—	$—	$(24,933)	$1,201,136	$15,109	$—
TAG Immobilien AG1	275,804	—	46,481	(5,129)	(26,643)	197,551	—	—
Powergrid Infrastructure Investment Trust[1]	95,526	—	—	—	5,952	101,478	3,576	—
						1,500,165
Industrials 0.27%
Trinity Industries, Inc.	216,322	—	—	—	5,244	221,566	1,774	—
Ventia Services Group Pty, Ltd.[1,3,4]	—	60,562	—	—	15,438	76,000	—	—
BOC Aviation, Ltd.[1,18]	313,999	—	74,027	(11,837)	(9,757)	—	—	—
						297,566
Total common stocks						1,797,731
Investment funds 2.62%
Capital Group Central Corporate Bond Fund	3,057,906	45,416	50,000	(480)	(138,397)	2,914,445	18,600	26,817
Short-term securities 3.85%
Money market investments 3.82%
Capital Group Central Cash Fund 0.10%[16]	5,194,573	3,040,544	3,977,381	14	(77)	4,257,673	883	—
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.10%[16,17]	351	32,685[19]				33,036	—[20]	—
Total short-term securities						4,290,709
Total 8.08%				$(17,432)	$(173,173)	$9,002,885	$39,942	$26,817
Capital Income Builder — Page 29 of 33

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $31,022,122,000, which represented 27.83% of the net assets of the fund. This amount includes $28,667,909,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,437,466,000, which represented 2.19% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	All or a portion of this security was on loan. The total value of all such securities was $71,665,000, which represented .06% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $128,153,000, which represented .11% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[11]	Purchased on a TBA basis.
[12]	Step bond; coupon rate may change at a later date.
[13]	Scheduled interest and/or principal payment was not received.
[14]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[15]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,115,000, which represented less than .01% of the net assets of the fund.
[16]	Rate represents the seven-day yield at 1/31/2022.
[17]	Security purchased with cash collateral from securities on loan.
[18]	Affiliated issuer during the reporting period but no longer an affiliate at 1/31/2022. Refer to the investment portfolio for the security value at 1/31/2022.
[19]	Represents net activity.
[20]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital Income Builder — Page 30 of 33

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $5,418,529,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $448,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $3,856,167,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews
Capital Income Builder — Page 31 of 33

unaudited
changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of January 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$10,744,970	$8,093,973	$70	$18,839,013
Information technology	8,558,219	2,503,362	—	11,061,581
Consumer staples	6,531,532	4,330,222	—	10,861,754
Health care	6,050,238	2,607,933	—	8,658,171
Utilities	4,106,535	3,533,509	—	7,640,044
Real estate	5,907,714	1,520,997	—	7,428,711
Energy	5,064,369	1,120,327	—	6,184,696
Industrials	3,112,345	2,184,627	—	5,296,972
Materials	2,235,316	2,007,448	—	4,242,764
Communication services	2,463,237	1,659,634	—	4,122,871
Consumer discretionary	1,501,372	1,272,945	—	2,774,317
Preferred securities	—	190,848	—	190,848
Rights & warrants	702	—	—	702
Convertible stocks	1,164,447	—	—	1,164,447
Investment funds	2,914,445	—	—	2,914,445
Convertible bonds & notes	—	51,029	—	51,029
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	9,596,714	—	9,596,714
Mortgage-backed obligations	—	3,771,374	1,633	3,773,007
Corporate bonds, notes & loans	—	2,624,101	—	2,624,101
Asset-backed obligations	—	629,095	1,776	630,871
Bonds & notes of governments & government agencies outside the U.S.	—	117,625	—	117,625
Municipals	—	48,638	—	48,638
Federal agency bonds & notes	—	38,146	—	38,146
Short-term securities	4,321,759	—	—	4,321,759
Total	$64,677,200	$47,902,547	$3,479	$112,583,226
Capital Income Builder — Page 32 of 33

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$6,948	$—	$—	$6,948
Unrealized appreciation on open forward currency contracts	—	3	—	3
Unrealized appreciation on centrally cleared interest rate swaps	—	163,760	—	163,760
Liabilities:
Unrealized depreciation on futures contracts	(47,242)	—	—	(47,242)
Unrealized depreciation on centrally cleared interest rate swaps	—	(12,132)	—	(12,132)
Total	$(40,294)	$151,631	$—	$111,337
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.

Key to abbreviations and symbols
ADR = American Depositary Receipts
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
DAC = Designated Activity Company
EUR/€ = Euros
Fac. = Facility
Facs. = Facilities
G.O. = General Obligation
GBP = British pounds
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
SDR = Swedish Depositary Receipts
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-012-03220-S85364	Capital Income Builder — Page 33 of 33